UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

FORM N-Q

JANUARY 31, 2018

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited)	January 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 101.0%
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.6%
Cheng Shin Rubber Industry Co., Ltd.	24,000	$41,831

Automobiles - 4.9%
China Motor Corp.	6,000	5,486
Hero MotoCorp Ltd.	1,042	60,487
Hyundai Motor Co.	1,042	158,079
Kia Motors Corp.	3,644	118,242

Total Automobiles		342,294

Distributors - 0.1%
Xinhua Winshare Publishing and Media Co., Ltd., Class H Shares	6,000	4,878

Hotels, Restaurants & Leisure - 0.8%
Berjaya Sports Toto Berhad	12,000	6,958
Kangwon Land Inc.	1,554	47,223

Total Hotels, Restaurants & Leisure		54,181

Internet & Direct Marketing Retail - 0.1%
GS Home Shopping Inc.	44	9,106

Media - 0.2%
Astro Malaysia Holdings Berhad	10,000	6,671
Major Cineplex Group PCL	7,200	6,839	(a)

Total Media		13,510

Multiline Retail - 0.1%
Far Eastern Department Stores Ltd.	12,000	6,444

Specialty Retail - 0.1%
Bermaz Auto Berhad	11,400	6,551

Textiles, Apparel & Luxury Goods - 0.4%
Aksa Akrilik Kimya Sanayii AS	1,130	4,500
China Dongxiang Group Co., Ltd.	38,000	7,724
Lao Feng Xiang Co., Ltd., Class B Shares	2,200	8,285
Xtep International Holdings Ltd.	13,000	5,900

Total Textiles, Apparel & Luxury Goods		26,409

TOTAL CONSUMER DISCRETIONARY		505,204

CONSUMER STAPLES - 5.9%
Beverages - 0.6%
Ambev SA	5,038	34,710
Carlsberg Brewery Malaysia Berhad	1,600	6,543

Total Beverages		41,253

Food & Staples Retailing - 2.4%
Wal-Mart de Mexico SAB de CV	66,810	167,135

Food Products - 0.6%
Kuala Lumpur Kepong Berhad	6,000	38,823
Thai Vegetable Oil PCL	4,000	4,342	(a)

Total Food Products		43,165

Tobacco - 2.3%
KT&G Corp.	1,564	155,982

TOTAL CONSUMER STAPLES		407,535

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
ENERGY - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
Bangchak Corp. PCL	11,000	$14,663	(a)
Formosa Petrochemical Corp.	14,000	59,563
Gazprom PJSC	59,906	151,968	*
IRPC PCL	195,400	45,855	(a)
Motor Oil (Hellas) Corinth Refineries SA	670	16,762
PTT PCL	5,400	84,828
Qatar Gas Transport Co., Ltd.	1,928	9,923
Thai Oil PCL	11,400	37,309	(a)
Tupras-Turkiye Petrol Rafinerileri AS	106	3,256

TOTAL ENERGY		424,127

FINANCIALS - 25.8%
Banks - 25.4%
Abu Dhabi Commercial Bank PJSC	26,852	53,003
Agricultural Bank of China Ltd., Class H Shares	326,000	200,034
Banco de Chile	260,692	44,538
Banco Santander Chile	2,094,054	176,881
Bangkok Bank PCL, Registered Shares	11,400	80,805
Bank of China Ltd., Class H Shares	296,000	178,221
China CITIC Bank Corp., Class H Shares	96,000	79,032
China Construction Bank Corp., Class H Shares	188,000	216,776
Doha Bank	1,748	15,819
Dubai Islamic Bank	26,736	44,403
First Abu Dhabi Bank PJSC	21,658	66,042
First Financial Holding Co., Ltd.	26,000	17,975
Hong Leong Bank Berhad	3,600	17,179
Industrial Bank of Korea	3,568	55,633	*
Krung Thai Bank PCL	54,200	34,610	(a)
Malayan Banking Berhad	60,800	157,547
Masraf Al Rayan	3,728	41,365
Mega Financial Holding Co., Ltd.	96,000	83,334
Public Bank Berhad	31,000	174,814
Taichung Commercial Bank	10,000	3,465
Thanachart Capital PCL	6,200	11,679	(a)
Tisco Financial Group PCL	5,600	15,824	(a)

Total Banks		1,768,979

Capital Markets - 0.3%
Capital Securities Corp.	20,000	8,166
China Bills Finance Corp.	14,000	7,470
Daishin Securities Co., Ltd.	522	7,992

Total Capital Markets		23,628

Diversified Financial Services - 0.1%
Al Waha Capital PJSC	8,714	4,911

TOTAL FINANCIALS		1,797,518

INDUSTRIALS - 4.9%
Airlines - 0.1%
Air Arabia PJSC	29,856	10,567

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Building Products - 0.5%
KCC Corp.	92	$36,228

Construction & Engineering - 0.9%
Gamuda Berhad	21,800	28,636
IJM Corp. Berhad	33,200	26,320
United Integrated Services Co., Ltd.	4,000	8,138

Total Construction & Engineering		63,094

Industrial Conglomerates - 1.4%
Hap Seng Consolidated Berhad	7,400	18,454
Industries Qatar QSC	1,098	33,052
Reunert Ltd.	1,944	12,250
Sime Darby Berhad	41,800	32,816

Total Industrial Conglomerates		96,572

Machinery - 0.2%
Syncmold Enterprise Corp.	2,000	4,351
Yungtay Engineering Co., Ltd.	4,000	7,548

Total Machinery		11,899

Marine - 0.4%
MISC Berhad	13,600	26,343

Transportation Infrastructure - 1.4%
Guangdong Provincial Expressway Development Co., Ltd., Class B Shares	6,200	5,310
Jiangsu Expressway Co., Ltd., Class H Shares	16,000	24,667
Lingkaran Trans Kota Holdings Bhd	2,600	3,829
Shenzhen International Holdings Ltd.	12,000	24,329
Westports Holdings Berhad	13,600	12,212
Yuexiu Transport Infrastructure Ltd.	8,000	5,881
Zhejiang Expressway Co., Ltd., Class H Shares	20,000	23,675

Total Transportation Infrastructure		99,903

TOTAL INDUSTRIALS		344,606

INFORMATION TECHNOLOGY - 9.2%
Electronic Equipment, Instruments & Components - 1.6%
Delta Electronics (Thailand) PCL	9,800	24,093
Flytech Technology Co., Ltd.	2,000	5,922
Hana Microelectronics PCL	6,000	8,142
Simplo Technology Co., Ltd.	1,800	11,518
Synnex Technology International Corp.	16,000	22,645
TXC Corp.	4,000	5,627
WPG Holdings Ltd.	20,000	27,277
WT Microelectronics Co., Ltd.	6,000	9,676

Total Electronic Equipment, Instruments & Components		114,900

IT Services - 3.7%
HCL Technologies Ltd.	4,322	66,868
Infosys Ltd.	10,438	188,579

Total IT Services		255,447

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 0.6%
Everlight Electronics Co., Ltd.	6,000	$9,428
Holtek Semiconductor Inc.	2,000	5,380
Radiant Opto-Electronics Corp.	10,000	25,390

Total Semiconductors & Semiconductor Equipment		40,198

Technology Hardware, Storage & Peripherals - 3.3%
Asustek Computer Inc.	8,000	77,130
Chicony Electronics Co., Ltd.	6,000	15,810
Compal Electronics Inc.	56,000	41,694
Gigabyte Technology Co., Ltd.	8,000	19,955
Quanta Computer Inc.	30,000	65,362
Transcend Information Inc.	4,000	11,570

Total Technology Hardware, Storage & Peripherals		231,521

TOTAL INFORMATION TECHNOLOGY		642,066

MATERIALS - 15.4%
Chemicals - 9.4%
Engro Fertilizers Ltd.	16,000	10,091
Fauji Fertilizer Co., Ltd.	14,000	11,439
Formosa Chemicals & Fibre Corp.	32,000	119,675
Formosa Plastics Corp.	44,000	156,250
Nan Ya Plastics Corp.	50,000	137,414
Petronas Chemicals Group Berhad	31,000	64,740
PhosAgro PJSC, Registered Shares, GDR	4,414	69,962
PTT Global Chemical PCL	23,600	72,526	(a)
Soda Sanayii AS	8,978	12,141

Total Chemicals		654,238

Construction Materials - 3.1%
Siam Cement PCL, Registered Shares	13,800	216,782

Containers & Packaging - 0.1%
Greatview Aseptic Packaging Co., Ltd.	12,000	8,606

Metals & Mining - 2.8%
Feng Hsin Steel Co., Ltd.	6,000	12,331
MMC Norilsk Nickel PJSC	856	176,292
Tung Ho Steel Enterprise Corp.	8,000	7,164

Total Metals & Mining		195,787

TOTAL MATERIALS		1,075,413

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Fibra Uno Administracion SA de CV	37,344	58,810
Prologis Property Mexico SA de CV	7,728	14,109
Spring Real Estate Investment Trust	8,000	3,487
Yuexiu Real Estate Investment Trust	30,000	19,865

Total Equity Real Estate Investment Trusts (REITs)		96,271

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Real Estate Management & Development - 1.0%
DAMAC Properties Dubai Co. PJSC	10,516	$9,591
Huaku Development Co., Ltd.	4,000	9,964
LSR Group PJSC, GDR, Registered Shares	5,746	17,295
Prince Housing & Development Corp.	12,000	5,188
Quality Houses PCL	78,600	8,031	(a)
Sansiri PCL	164,400	11,443	(a)
United Development Co.	1,342	6,266

Total Real Estate Management & Development		67,778

TOTAL REAL ESTATE		164,049

TELECOMMUNICATION SERVICES - 15.4%
Diversified Telecommunication Services - 5.3%
China Telecom Corp., Ltd., Class H Shares	136,000	67,281
Emirates Telecommunications Group Co. PJSC	36,793	178,308
KT Corp., ADR	3,466	51,817
O2 Czech Republic AS	966	13,476
Telekom Malaysia Berhad	36,000	56,802

Total Diversified Telecommunication Services		367,684

Wireless Telecommunication Services - 10.1%
Advanced Info Service PCL, Registered Shares	13,600	83,589	(a)
China Mobile Ltd.	16,000	168,945
DiGi.Com Berhad	41,800	53,084
Globe Telecom Inc.	420	15,556
Maxis Berhad	24,400	38,061
Mobile TeleSystems PJSC, ADR	13,810	167,653
SK Telecom Co., Ltd.	356	88,512
Vodacom Group Ltd.	6,608	91,203

Total Wireless Telecommunication Services		706,603

TOTAL TELECOMMUNICATION SERVICES		1,074,287

UTILITIES - 8.6%
Electric Utilities - 4.6%
Korea Electric Power Corp.	4,258	142,551	*
Tenaga Nasional Berhad	44,400	179,753

Total Electric Utilities		322,304

Gas Utilities - 0.7%
Aygaz AS	1,086	4,608
Petronas Gas Berhad	8,600	39,495

Total Gas Utilities		44,103

Independent Power and Renewable Electricity Producers - 2.7%
China Power International Development Ltd.	68,000	18,603
China Resources Power Holdings Co., Ltd.	24,000	44,302
Electricity Generating PCL	2,600	18,097	(a)
Engie Brasil Energia SA	3,324	37,497
Glow Energy PCL	4,400	11,976
Kot Addu Power Co., Ltd.	9,000	4,742
NTPC Ltd.	20,444	54,739

Total Independent Power and Renewable Electricity Producers		189,956

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY		SHARES	VALUE
Multi-Utilities - 0.3%
YTL Corp. Berhad		27,800	$10,913
YTL Power International Berhad		27,772	8,906

Total Multi-Utilities			19,819

Water Utilities - 0.3%
Aguas Andinas SA, Class A Shares		25,270	17,019
TTW PCL		13,200	5,563	(a)

Total Water Utilities			22,582

TOTAL UTILITIES			598,764

TOTAL COMMON STOCKS (Cost - $6,197,545)			7,033,569

INVESTMENTS IN UNDERLYING FUNDS - 0.2%
iShares Edge MSCI Min Vol Emerging Markets ETF (Cost - $15,631)		250	16,118

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $6,213,176)			7,049,687

	RATE
SHORT-TERM INVESTMENTS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $267)	1.285%	267	267

TOTAL INVESTMENTS - 101.2% (Cost - $6,213,443)			7,049,954
Liabilities in Excess of Other Assets - (1.2)%			(84,126)

TOTAL NET ASSETS - 100.0%			$6,965,828

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
ETF	— Exchange-Traded Fund
GDR	— Global Depositary Receipts
PJSC	— Private Joint Stock Company

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

At January 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	115,575	CLP	70,089,202	Bank of New York	2/13/18	$(669)
USD	116,560	CLP	71,254,500	Bank of New York	2/13/18	(1,617)
USD	7,205	EUR	5,955	Bank of New York	2/13/18	(193)
USD	7,262	EUR	6,050	Bank of New York	2/13/18	(255)
USD	430,730	KRW	457,655,274	Bank of New York	2/13/18	2,110
USD	433,524	KRW	465,102,377	Bank of New York	2/13/18	(2,070)
USD	118,038	MXN	2,286,693	Bank of New York	2/13/18	(4,604)
USD	120,061	MXN	2,324,934	Bank of New York	2/13/18	(4,632)
USD	7,627	PHP	380,956	Bank of New York	2/13/18	204
USD	7,660	PHP	386,128	Bank of New York	2/13/18	136
USD	154,960	RUB	8,871,834	Bank of New York	2/13/18	(2,645)
USD	157,389	RUB	9,003,426	Bank of New York	2/13/18	(2,554)
USD	11,702	TRY	44,305	Bank of New York	2/13/18	(49)
USD	11,704	TRY	44,952	Bank of New York	2/13/18	(219)
USD	509,145	TWD	15,004,491	Bank of New York	2/13/18	(5,900)
USD	514,717	TWD	15,206,298	Bank of New York	2/13/18	(7,254)
USD	43,960	ZAR	544,070	Bank of New York	2/13/18	(1,891)
USD	44,241	ZAR	553,350	Bank of New York	2/13/18	(2,392)
USD	476,879	MYR	1,913,380	HSBC Bank USA, N.A.	2/13/18	(13,842)
USD	484,041	MYR	1,943,521	HSBC Bank USA, N.A.	2/13/18	(14,410)
USD	179,277	AED	658,659	UBS AG	2/13/18	(53)
USD	181,778	AED	667,886	UBS AG	2/13/18	(64)
USD	486,042	HKD	3,796,572	UBS AG	2/13/18	581
USD	492,463	HKD	3,849,307	UBS AG	2/13/18	260
USD	380,585	THB	12,240,973	UBS AG	2/13/18	(10,343)
USD	387,684	THB	12,436,735	UBS AG	2/13/18	(9,496)
USD	35,602	BRL	115,421	Bank of New York	2/14/18	(571)
USD	36,168	BRL	117,682	Bank of New York	2/14/18	(714)
USD	174,268	INR	11,076,670	Bank of New York	2/14/18	383
USD	176,373	INR	11,254,789	Bank of New York	2/14/18	(309)
USD	47,690	QAR	173,699	Bank of New York	2/14/18	(6)
USD	48,093	QAR	175,122	Bank of New York	2/14/18	6

Total						$(83,072)

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

Abbreviations used in this table:

AED	— United Arab Emirates Dirham
BRL	— Brazilian Real
CLP	— Chilean Peso
EUR	— Euro
HKD	— Hong Kong Dollar
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PHP	— Philippine Peso
QAR	— Qatari Riyal
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Emerging Markets Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on the Bats BZX Exchange, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS Emerging Markets Low Volatility High Dividend Hedged Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable companies in emerging markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and currencies in which the component securities are denominated and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of

Notes to Schedule of Investments (unaudited) (continued)

a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$498,365	$6,839	—	$505,204
Consumer Staples	403,193	4,342	—	407,535
Energy	326,300	97,827	—	424,127
Financials	1,735,405	62,113	—	1,797,518
Materials	1,002,887	72,526	—	1,075,413
Real Estate	144,575	19,474	—	164,049
Telecommunication Services	990,698	83,589	—	1,074,287
Utilities	575,104	23,660	—	598,764
Other Common Stocks	986,672	—	—	986,672
Investments in Underlying Funds	16,118	—	—	16,118

Total Long-Term Investments	6,679,317	370,370	—	7,049,687

Short-Term Investments†	267	—	—	267

Total Investments	$6,679,584	$370,370	—	$7,049,954

Other Financial Instruments:
Forward Foreign Currency Contracts	—	3,680	—	3,680

Total	$6,679,584	$374,050	—	$7,053,634

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$86,752	—	$86,752

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 26, 2018